Expense Example, No Redemption - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Growth	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	688	928	1,187	1,924	196	606	1,042	2,254	136	425	734	1,613	96	300	520	1,155	111	347	601	1,329